Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series G Preferred Stock [Member] USD ($)	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Convertible Redeemable Preferred Stock [Member] Series G Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Beginning balance at Dec. 31, 2011	$ 3,623					$ 80		$ 1		$ 2	$ 63,995	$ (60,455)
Beginning balance, shares at Dec. 31, 2011						80,036,000		500,000	300,000	2,000,000
Issuance of stock					4,941
From conversion of preferred stock						2		(1)			(1)
Issuance of stock, shares					5,000,000
From conversion of preferred stock, shares						2,000,000		(500,000)
Beneficial conversion feature for Series G preferred stock	1,375				(1,375)						1,375
Issuance of common stock
For cash, net of issuance costs	2,084					5					2,079
For cash, net of issuance costs, shares						5,000,000
For services	59										59
For services, shares						335,000
From exercise of options	4										4
From exercise of options, shares						18,000
Stock-based compensation	2,361										2,361
Warrants issued for services	73										73
Accrued dividend on preferred stock	(222)	0			93							(222)
Reversal of dividend accreted	93	93			(93)							93
Deemed dividend on preferred stock	(1,375)				1,375							(1,375)
Net loss	(9,833)											(9,833)
Ending balance at Dec. 31, 2012	(1,758)				4,941	87				2	69,945	(71,792)
Ending balance, shares at Dec. 31, 2012					5,000,000	87,389,000			300,000	2,000,000
From conversion of preferred stock						8				(2)	(6)
From conversion of preferred stock, shares						8,000,000				(2,000,000)
Issuance of common stock
For cash, net of issuance costs	3,381					38					3,343
For cash, net of issuance costs, shares						37,991,000
For services	240					1					239
For services, shares						840,000
From exercises of warrants, net of commissions	2,700					17					2,683
From exercises of warrants, net of commissions of , shares						16,955,000
Stock-based compensation	1,693										1,693
Accrued dividend on preferred stock		0
Net loss	(10,479)											(10,479)
Ending balance at Dec. 31, 2013	(4,223)				4,941	151					77,897	(82,271)
Ending balance, shares at Dec. 31, 2013					5,000,000	151,175,000			300,000
Issuance of common stock
For cash, net of issuance costs	3,597					27					3,570
For cash, net of issuance costs, shares						27,568,000
For services	139					1					138
For services, shares						865,000
For warrant exchange, net of issuance costs	6,428					45					6,383
For warrant exchange, net of issuance costs, shares						44,666,000
Stock-based compensation	1,092										1,092
Net loss	(7,879)											(7,879)
Ending balance at Sep. 30, 2014	$ (846)				$ 4,941	$ 224					$ 89,080	$ (90,150)
Ending balance, shares at Sep. 30, 2014					5,000,000	224,274,000			300,000